Note Payable (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes Payable	$ 450,000	$ 25,000
Less: Debt Discount		(9,421)
Less: Debt Issuance Costs
Note payable, Outstanding Principal, Balance	$ 450,000	15,579
October 25, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note payable, Outstanding Principal, Balance		$ 25,000
Interest Rate	9.00%
Maturity Date	Jul. 01, 2017
Warrants, Quantity	50,000
Warrants, Exercise Price	$ 0.30
February 22, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note payable, Outstanding Principal, Balance	$ 400,000
Interest Rate	12.00%
Maturity Date	Sep. 01, 2017
Warrants, Quantity	6,161,615
Warrants, Exercise Price	$ 0.20
August 18, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note payable, Outstanding Principal, Balance	$ 50,000
Interest Rate	15.00%
Maturity Date	Oct. 02, 2017
Warrants, Quantity
Warrants, Exercise Price